NATIONWIDE VARIABLE INSURANCE TRUST
NVIT BlackRock Managed Global Allocation Fund	NVIT Investor Destinations Managed Growth Fund
NVIT Blueprint® Managed Growth Fund	NVIT Investor Destinations Managed Growth & Income Fund
NVIT Blueprint® Managed Growth & Income Fund	NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Supplement dated July 1, 2025
to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.
On June 10, 2025, the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) approved the nomination of Tracy Bollin (the “New Trustee”) to serve as a Trustee of the Trust. His term commenced on July 1, 2025. The New Trustee is not considered to be an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.

2.	Effective immediately, the SAI is amended as follows:

a.	The following supplements the table under the heading “Independent Trustees” beginning on page 63 of the SAI:

Tracy Bollin
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1970	Trustee since July 2025	115
Principal Occupation(s) During the Past Five Years (or Longer)
From 2015 until 2021, Mr. Bollin served as Vice President and CFO of Principal Funds, Managing Director of Fund Operations for Principal Global Investors, and President of Principal Shareholder Services.

Other Directorships held During the Past Five Years[2] Board member of On With Life since September 2024.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Bollin has held multiple roles in the financial services industry, including positions in capital markets, finance, operations, and as a board member.

b.	The information under the heading “Committees of the Board” beginning on page 68 of the SAI is modified as follows:

i.	The last sentence in the second paragraph is deleted and replaced with the following:

“The Audit and Operations Committee met five times during the past fiscal year, and currently consists of the following Trustees: Ms. Kosel, Ms. Petersen, Mr. Kridler, Mr. Wezdenko (Chair) and Mr. Bollin, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

c.	The table under the heading “Ownership of Shares of Nationwide Funds as of December 31, 2024” on page 69 of the SAI is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Funds[1]	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Tracy Bollin[2]	None	None
Kristina Bradshaw	None	Over $100,000
Lorn C. Davis	None	Over $100,000
Barbara I. Jacobs	None	Over $100,000
Keith F. Karlawish	None	Over $100,000
Carol A. Kosel	None	Over $100,000
Douglas F. Kridler	None	Over $100,000
Charlotte Petersen	None	Over $100,000
David E. Wezdenko	None	Over $100,000

[1]
Individual investors, like the Trustees, are not eligible to purchase shares of the Funds because Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts or to registered management investment companies advised by NFA.

[2]	Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.
d.
The table and accompanying footnotes under the heading “Ownership in the Funds’ Investment Adviser[1], Subadvisers[2] or Distributor[3] as of December 31, 2024” beginning on page 69 of the SAI are deleted in their entirety and replaced with the following:

Name of Trustee	Name of Owners and Relationships to Trustee	Name of Company	Title of Class of Security	Value of Securities	Percent of Class
Tracy Bollin[4]	N/A	N/A	N/A	None	N/A
Kristina Bradshaw	N/A	N/A	N/A	None	N/A
Lorn C. Davis	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Keith F. Karlawish	N/A	N/A	N/A	None	N/A
Carol A. Kosel	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
Charlotte Petersen	N/A	N/A	N/A	None	N/A
David E. Wezdenko	N/A	N/A	N/A	None	N/A

[1] Nationwide Fund Advisors.

[2]  As of December 31, 2024, subadvisers to the Trust included: Allspring Global Investments, LLC; Amundi Asset Management US, Inc.; AQR Capital Management, LLC; Atlanta Capital Management Company, LLC; BlackRock Investment Management, LLC; Columbia Management Investment Advisers, LLC; DoubleLine Capital LP; Dreyfus, a division of Mellon Investments Corporation; Federated Investment Management Company; Goldman Sachs Asset Management, L.P.; Insight North America LLC; Invesco Advisers, Inc.; Jacobs Levy Equity Management, Inc.; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Nationwide Asset Management, LLC; Newton Investment Management North America, LLC; NS Partners Ltd; Victory Capital Management Inc.; WCM Investment Management, LLC; and Wellington Management Company LLP.

[3] Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.

[4] Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.

e.	The table under the heading “Compensation of Trustees” on page 70 of the SAI is deleted in its entirety and replaced with the following:

Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex[1]
Tracy Bollin[2]	$0	N/A	N/A	$0
Kristina Bradshaw	284,688	N/A	N/A	385,000
Lorn C. Davis	284,688	N/A	N/A	385,000
Barbara I. Jacobs	295,777	N/A	N/A	400,000
Keith F. Karlawish	366,007	N/A	N/A	495,000
Carol A. Kosel	296,439	N/A	N/A	401,000
Douglas F. Kridler	310,566	N/A	N/A	420,000
Charlotte Petersen	284,721	N/A	N/A	385,000
David E. Wezdenko	295,777	N/A	N/A	400,000

[1] As of December 31, 2024, the Fund Complex included two trusts comprised of 115 investment company funds or series. [2] Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE